Share-Based Compensation - Summary of Options Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding | shares	2,297,975	2,297,975	3,089,229	4,456,444
Weighted average remaining life, Options Outstanding	2 years 10 months 28 days
Weighted average exercise price, Options Outstanding | $ / shares	$ 11.12
Number outstanding, Options Exercisable | shares	1,589,639	1,589,639	1,671,421
Weighted average remaining life, Options Exercisable	2 years 5 months 19 days
Weighted average exercise price, Options Exercisable | $ / shares	$ 12.52		$ 12.48
Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding | shares	517,559	517,559
Weighted average remaining life, Options Outstanding	3 years 7 months 13 days
Weighted average exercise price, Options Outstanding | $ / shares	$ 5.51
Number outstanding, Options Exercisable | shares	250,394	250,394
Weighted average remaining life, Options Exercisable	3 years 7 months 13 days
Weighted average exercise price, Options Exercisable | $ / shares	$ 5.51
Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding | shares	1,142,861	1,142,861
Weighted average remaining life, Options Outstanding	3 years 6 months 14 days
Weighted average exercise price, Options Outstanding | $ / shares		$ 10.95
Number outstanding, Options Exercisable | shares	701,690	701,690
Weighted average remaining life, Options Exercisable	3 years 2 months 15 days
Weighted average exercise price, Options Exercisable | $ / shares		$ 11.89
Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding | shares	637,555	637,555
Weighted average remaining life, Options Outstanding	1 year 2 months 15 days
Weighted average exercise price, Options Outstanding | $ / shares		$ 15.97
Number outstanding, Options Exercisable | shares	637,555	637,555
Weighted average remaining life, Options Exercisable	1 year 2 months 15 days
Weighted average exercise price, Options Exercisable | $ / shares		$ 15.97